Supplementary Financial Statements Information (Intangible Assets, Net) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Patent registration costs	$ 2,796	$ 2,569
Acquired technology	12,200	12,200
Acquired trade names	2,700	2,700
Acquired customer relationship	2,000	2,000
Intangible assets at cost	19,696	19,469
Less accumulated amortization	8,040	6,112
Total intangible assets, net	$ 11,656	$ 13,357